Financial Risk Factors and Risk Management - Details on Hedging Instruments in Interest Rate Hedges (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Interest Rate Swaps for EUR | 2019
FINANCIAL RISK FACTORS
Notional amount	€ 750
Average variable interest rate	0.613%
Interest Rate Swaps for USD | 2020
FINANCIAL RISK FACTORS
Notional amount	€ 253
Average variable interest rate	3.366%
Interest Rate Swaps for USD | 2022
FINANCIAL RISK FACTORS
Notional amount	€ 194
Average variable interest rate	3.341%
Interest Rate Swaps for USD | 2024
FINANCIAL RISK FACTORS
Notional amount	€ 88
Average variable interest rate	3.22%